Advances for Vessels Under Construction and Vessels, net	6 Months Ended
Jun. 30, 2024
Advances for Vessels Under Construction and Vessels, net [Abstract]
Advances for Vessels Under Construction and Vessels, net

6.

Advances for vessels under construction and Vessels, net
It

is

in

the

Company’s

normal

course

of

business

from

time

to

time

to

acquire

and

sell

vessels.
Accordingly, for the six months ended June 30, 2024, the Company entered into the below transactions.
Vessels under construction
On

February 8,

2024, the

Company signed

an agreement

to

order through

Marubeni Corporation

or

its
guaranteed

nominee,

an

unaffiliated

third

party,
two

81,200

dwt

methanol

dual

fuel

new-building
Kamsarmax dry bulk vessels,

for a purchase price

of $
46,000

each, built at Tsuneishi

Group (Zhoushan)
Shipbuilding Inc., China. The vessels

are expected to be delivered to

the Company by the second

half of
2027 and the first half of 2028 respectively. On February 15, 2024, the Company paid the first instalment, which

amounted

to

$
8,050

for

each

vessel,

representing
17.5
%

of

the

contract

price.

As

of

June

30,
2024,

advances

for

vessels

under

construction

amounted

to

$
16,583
,

including

$
472

of

capitalized
interest.
Vessel Disposals
On January 19,

2024, the Company,

through a wholly

owned subsidiary,

entered into an

agreement with
an unrelated third party to sell the vessel Artemis for the sale price of $ 12,990 , resulted in gain amounting to $ 1,572 . The vessel was delivered to the new owners on March 5, 2024.
On February 22, 2024, the Company, through a wholly owned subsidiary,

entered into an agreement with
an unrelated third party to sell the vessel Houston for the sale price of $ 23,300 . The vessel was delivered to the new owners on September 4, 2024 (Note 15).

The

amount

reflected

in Vessels,

net

in

the

accompanying consolidated

balance sheets

is analyzed

as
follows:

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $ 1,114,247 $ (214,055) $ 900,192
- Additions for vessel improvements 118 - 118
- Vessel disposals
(20,993) 10,266 (10,727)
- Depreciation for the period
- (19,260) (19,260)
- Vessel held for sale (25,008) 6,583 (18,425)
Balance, June 30, 2024 $ 1,068,364 $ (216,466) $ 851,898